Financial Information Of Previously Owned Equity Affiliates (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 SunBelt	Dec. 31, 2012 SunBelt	Dec. 31, 2012 SunBelt	Dec. 31, 2011 SunBelt	Dec. 31, 2010 SunBelt	Nov. 30, 2010 Bayone	Dec. 31, 2010 Bayone
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold						50.00%
Proceeds from sale of equity method investments						$ 132.3					$ 19.3
Aggregate principal amount of senior secured notes						42.7		30.5
Pre-tax gain on sale of equity interest		128.2	23.4	152.0	42.0				128.2			16.3
Pre-tax gain associated with estimated earnout of SunBelt	$ 18.1						$ 23.0		$ 18.1
PolyOne's ownership of SunBelt						50.00%				50.00%	50.00%